Income Taxes (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Taxes
Computed "expected" income tax benefit			$ (855,400)		$ 2,369,200	$ (1,014,300)
Research and development credits			(49,600)		(99,200)	(93,900)
Incentive Stock Option Expense			36,600		64,300	59,500
PPP Loan Foregivness			0		(91,100)	(111,700)
Valuation allowance			1,302,600		5,116,000	0
Aquila Biolabs GmbH operating loss			(245,700)		(717,100)	0
Differences between estimated financial income tax provision and actual filed tax return results			(187,800)		0	0
Other, net			(700)		491,100	7,900
Income tax expense /(benefit)	$ 0	$ (317,200)	$ 0	$ 737,300	$ (2,394,800)	$ (1,152,500)